Subsequent Events - Additional Information (Details) - USD ($)		1 Months Ended	4 Months Ended
	Jul. 26, 2026	May 31, 2026	Jun. 30, 2026	Apr. 16, 2026	Apr. 15, 2026	Mar. 31, 2026	Feb. 25, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Ownership percentage threshold to initial shareholders		15.00%
Proceeds from issuance initial public offering			$ 75,000,000
Sponsor [Member]
Subsequent Event [Line Items]
Common stock, shares, issued							1,323,529
Founder Shares [Member]
Subsequent Event [Line Items]
Ownership percentage threshold to initial shareholders		15.00%
Founder Shares [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Common stock, shares, issued		290,563					1,014,706
Share capitalization		1,245,269
Common stock, par or stated value per share							$ 0.0001
Founder Shares [Member] | Each Independent Director [Member]
Subsequent Event [Line Items]
Common stock, shares, issued		9,130				39,130	30,000
Share capitalization		39,130
OHB Pediatrics Ltd [Member]
Subsequent Event [Line Items]
Common stock, shares, issued								1,010,000	10,000
Common stock, shares, outstanding								1,010,000	10,000
Repurchase And Cancellation Of Deferred Shares					101
Deferred Share Purchase Price					$ 0.01
Common stock, par or stated value per share								$ 0.000001	$ 0.000001
OHB Pediatrics Ltd [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares, issued					61,302,500
Common stock, shares, outstanding					1,010,000
Sale of Stock, Price Per Share					$ 61.3
Common stock, par or stated value per share					$ 0.000001
OHB Pediatrics Ltd [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized					62,312,500
OHB Pediatrics Ltd [Member] | Director [Member]
Subsequent Event [Line Items]
Common stock, shares, issued				7,687,500
OHB Pediatrics Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repurchase And Cancellation Of Deferred Shares					101
Deferred Share Purchase Price					$ 0.01
Proceeds from issuance initial public offering	$ 45,000,000
Percentage of Simple Agreement For Future Equity	8.00%
OHB Pediatrics Ltd [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares, issued					61,302,500
Common stock, shares, outstanding					1,010,000
Sale of Stock, Price Per Share					$ 61.3
Common stock, par or stated value per share				$ 1	$ 0.000001
Common Stock, Shares Subscribed but Unissued				32,500,000
OHB Pediatrics Ltd [Member] | Subsequent Event [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized					62,312,500
OHB Pediatrics Ltd [Member] | Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Common stock, shares, issued				7,687,500